Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2013	Sep. 17, 2012
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	39,788,465	29,394,940	12,569,503	4,341,615
Common stock, shares outstanding	39,788,465	29,394,940	12,569,503